Expense Example - iShares High Yield Muni Income Active ETF - iShares High Yield Muni Income Active ETF	Jan. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 562